                            VAN KAMPEN EQUITY TRUST,
                            ON BEHALF OF ITS SERIES,
                            VAN KAMPEN UTILITY FUND

                         SUPPLEMENT DATED JUNE 30, 2008
                                     TO THE

          CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES PROSPECTUS
                              DATED JULY 31, 2007,
                AS PREVIOUSLY SUPPLEMENTED ON NOVEMBER 20, 2007
                                    AND THE

                           CLASS I SHARES PROSPECTUS
                              DATED JULY 31, 2007

    The Prospectuses are hereby supplemented as follows:

    1) The first four sentences of the second paragraph of the section entitled "INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISKS" are hereby deleted and replaced with the following:

    In selecting securities for investment, the Fund's investment adviser considers the fundamental and quantitative research of affiliated and unaffiliated research providers as well as its own research. The investment adviser uses a proprietary, systematic investment process to incorporate this research in the construction of a portfolio that the investment adviser believes offers attractive capital appreciation and current income potential with an acceptable level of risk.

    2) The first three paragraphs of the section entitled "INVESTMENT ADVISORY SERVICES -- PORTFOLIO MANAGEMENT" are hereby deleted in their entirety and replaced with the following:

    PORTFOLIO MANAGEMENT. The Fund is managed by members of the Adviser's Quantitative and Structured Solutions team. The Quantitative and Structured Solutions team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund's portfolio are Michael Nolan, a Managing Director of the Adviser, and Arthur Robb, a Vice President of the Adviser.

    Mr. Nolan has been associated with the Adviser in an investment management capacity since November 2005 and began managing the Fund in June 2008. Prior to November 2005, Mr. Nolan was responsible for Morgan Stanley & Company's collateralized debt obligation business in Europe. Mr. Robb has been associated with the Adviser in an investment management capacity since July 2007 and began managing the Fund in June 2008. Prior to July 2007, Mr. Robb was a vice president of financial modeling at CIFG and vice president of analytics at Integrated Finance.

    Mr. Nolan is the lead manager of the Fund and Mr. Robb is a co-portfolio manager of the Fund. Members of the team collaborate to manage the assets of the Fund.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                    UTLFSPT 6/08
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                            VAN KAMPEN EQUITY TRUST,
                            ON BEHALF OF ITS SERIES,
                            VAN KAMPEN UTILITY FUND

                         SUPPLEMENT DATED JUNE 30, 2008
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                              DATED JULY 31, 2007,
                  AS PREVIOUSLY SUPPLEMENTED ON JUNE 10, 2008

     The Statement of Additional Information is hereby supplemented as follows:

     (1) The first paragraph of the section entitled "FUND MANAGEMENT -- OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS" is hereby deleted in its entirety and replaced with the following:

     As of May 31, 2008, Michael Nolan managed no registered investment companies; six pooled investment vehicles other than registered investment companies with a total of approximately $320 million in assets; and five other accounts (including separate accounts managed under certain "wrap fee programs") with a total of approximately $5.0 billion in assets. Of these other accounts, four accounts with a total of approximately $290 million in assets had performance based fees.

     As of May 31, 2008, Arthur Robb managed no registered investment companies; no pooled investment vehicles other than registered investment companies; and one other account with a total of approximately $10 million in assets.

     (2) The fourth sentence of the second paragraph of the section entitled "FUND MANAGEMENT -- OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS" is hereby deleted in its entirety and replaced with the following:

     Except as described above, the portfolio managers of the Fund do not currently manage assets for other investment companies, pooled investment vehicles or other accounts that charge a performance fee.

     (3) The first paragraph of the section entitled "FUND MANAGEMENT -- SECURITIES OWNERSHIP OF PORTFOLIO MANAGERS" is hereby deleted and replaced with the following:

     As of May 31, 2008, neither Michael Nolan nor Arthur Robb owned any shares of the Fund.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                 UTLFSPTSAI 6/08